FINANCIAL INSTRUMENTS & RISK MANAGEMENT - Interest Rates Used for Determining Fair Values (Details) - Interest rate, measurement input - Discounted cash flow	Dec. 31, 2021	Dec. 31, 2020
Derivatives | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Interest rates used for determining fair value	0.004	0.005
Derivatives | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Interest rates used for determining fair value	0.018	0.007
Loans and borrowings | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Interest rates used for determining fair value	0.011	0.005
Loans and borrowings | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Interest rates used for determining fair value	0.050	0.039